UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis     New York, New York   Dated: May 15, 2006.



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     $169,152
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE

                                                  FORM 13F INFORMATION TABLE

                                             Value      Shares/  Sh/  Put/ Invstmt Other   Voting Authority
  Name of Issuer   Title of Class   CUSIP    (x$1000)   PrnAmt   Prn  Call Discret Mngrs   Sole Shared None


ACTIVE POWER INC          COM      00504W100     5,780  1,158,269   SH         Sole      1,158,269
ADVANCIS PHARMA          COM       00764L109    12,668  3,850,476   SH         Sole      3,850,476
CAPSTONE TURBINE          COM      14067D102    15,741  4,324,417   SH         Sole      4,324,417
CISCO SYS INC            COM       17275R102     1,052     48,534   SH         Sole         48,534
CYBERONICS INC            COM      23251P102    25,150    975,953   SH         Sole        975,953
DIVERSA CORP              COM      255064107    15,119  1,659,612   SH         Sole      1,659,612
GENVEC INC                COM      37246C109     5,676  2,591,790   SH         Sole      2,591,790
INPHONIC INC              COM      45772G105     1,319    188,765   SH         Sole        188,765
IVILLAGE INC              COM      46588H105    12,083  1,436,794   SH         Sole      1,436,794
NETLOGIC MICROSYS        COM       64118B100     2,170     52,656   SH         Sole         52,656
NITROMED INC              COM      654798503    45,942  5,469,333   SH         Sole      5,469,333
SENOMYX INC              COM       81724Q107     6,237    378,926   SH         Sole        378,926
TERCICA INC              COM       88078L105    20,214  3,016,987   SH         Sole      3,016,987

